Trade and other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Trade and other payables
Trade payables due to third parties	$ 13,905	$ 14,447		$ 927
Trade payables due to related parties		15,000
Advances received		20
Accrued expenses	34,540	51,405
Interest payable		3,136
Mining royalty	2,605	3,554
Trade and other payables	$ 51,050	$ 87,562	[1]	$ 927
Average payment period of trade payables	30 days	23 days

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.